COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash Flows from Operating Activities:
Net income	¥ 3,495,709	$ 535,741	¥ 2,501,304	¥ 1,193,311
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of PPE, IA and ROU	36,063	5,527	7,642	3,760
Share-based compensation	301,161	46,155	250,428	607,381
Provision for loan principal, financial assets receivables and other receivables	1,248,036	191,270	883,447	182,170
Provision for contingent liabilities	4,794,127	734,732
Foreign exchange (gain) loss	(101,534)	(15,561)	19,461	16,710
Changes in operating assets and liabilities
Funds receivable from third party payment service providers	(12,604)	(1,932)	23,762	(10,143)
Accounts receivable and contract assets	(512,799)	(78,590)	(755,132)	(1,536,211)
Financial assets receivable	(2,464,534)	(377,706)	(929,143)	(971,571)
Prepaid expenses and other assets	253,185	38,800	(536,940)	(78,788)
Security deposit prepaid to third-party guarantee companies	17,839	2,734	(137,283)	(795,700)
Deferred tax	(326,542)	(50,045)	(713,106)	91,294
Other non-current assets	(18,423)	(2,823)	(55,362)
Amounts due to (from) related parties	199,995	30,651	(68,138)	(383,164)
Guarantee liabilities	(1,912,852)	(293,157)	1,547,680	1,098,232
Income tax payable	171,095	26,221	624,153	316,741
Other tax payable	52,056	7,978	99,378	133,149
Accrued expenses and other current liabilities	88,842	13,616	206,801	417,945
Other long-term liabilities	(16,210)	(2,484)	31,184
Interest receivable/ payable	33,200	5,089	(27,061)
Net cash provided by operating activities	5,325,810	816,216	2,973,075	285,116
Cash Flows from Investing Activities:
Purchase of property and equipment and intangible assets	(15,272)	(2,341)	(25,558)	(8,551)
Investment in loans receivable	(38,720,482)	(5,934,173)	(26,339,327)	(4,943,341)
Collection of investment in loans receivable	39,628,524	6,073,337	17,504,444	5,279,541
Net cash provided (used in) by investing activities	892,770	136,823	(8,860,441)	327,649
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon IPO				327,236
Payment of IPO costs			(4,838)	(25,103)
Capital contributions from shareholder				210,000
Proceeds from series B convertible redeemable preferred shares				1,393,812
Proceeds from short term loans	186,800	28,628	1,700,000
Repayment of short term loans	(200,000)	(30,651)	(1,500,000)
Loans from Qibutianxia			300,000	500,000
Loans payment to Qibutianxia			(300,000)	(1,240,050)
Cash received from investors of the consolidated trusts	3,092,101	473,885		600,000
Cash paid to investors of the consolidated trusts	(6,360,483)	(974,787)	8,360,230	(1,308,465)
contribution from non-controlling interests	129	20	(847,534)
Acquisition of non-controlling interests	(947)	(145)
Net cash provided by (used in) financing activities	(3,282,400)	(503,050)	7,707,858	457,430
Effect of foreign exchange rate changes	2,236	343	1,762	(13,028)
Net increase in cash and cash equivalents	2,938,416	450,332	1,822,254	1,057,167
Cash, cash equivalents, and restricted cash, beginning of year	3,835,850	587,870	2,013,596	956,429
Cash, cash equivalents, and restricted cash, end of year	6,774,266	1,038,202	3,835,850	2,013,596
Supplemental disclosures of cash flow information:
Income taxes paid	(741,490)	(113,638)	(557,295)	(58,325)
Interest paid (not including interest paid to investors of consolidated trusts)	(5,728)	(878)	(65,776)
Issuance of series A and series A+ convertible redeemable preferred shares as deemed dividend				3,097,733
Reconciliation to amounts on the combined and consolidated balance sheets:
Total cash, cash equivalents, and restricted cash	¥ 6,774,266	$ 1,038,202	¥ 3,835,850	¥ 2,013,596